Shareholder Report, Average Annual Return (Details)	12 Months Ended
Dec. 31, 2025
USCF Daily Target 2X Copper Index ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	32.93%
SummerHaven Copper TR
Average Annual Return [Line Items]
Average Annual Return, Percent	29.14%
S&P 500 TR
Average Annual Return [Line Items]
Average Annual Return, Percent	14.55%